Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
VASO CORPORATION [Member]
Property and Equipment (Tables) [Line Items]
Schedule of Property and Equipment	Property and equipment is summarized as follows:
	(in thousands)
	December 31, 2022	December 31, 2021
Office, laboratory and other equipment	$1,928	$1,940
Equipment furnished for customer or clinical uses	7,981	9,359
Right of use assets – finance leases	1,119	1,286
Furniture and fixtures	99	99
	11,127	12,684
Less: accumulated depreciation and amortization	(9,787)	(10,512)
Property and equipment, net	$1,340	$2,172